GUIDESTONE FUNDS

Supplement dated August 14, 2018

to

Prospectus dated May 1, 2018

This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

I.        PORTFOLIO MANAGER CHANGE FOR THE MEDIUM-DURATION BOND FUND

In the section “Sub-Advisers and Portfolio Managers” for the Medium-Duration Bond Fund, on page 73, the disclosure for Pacific Investment Management Company LLC is deleted in its entirety and replaced with the following:

Pacific Investment Management Company LLC
Scott A. Mather Chief Investment Officer – U.S. Core Strategies and Managing Director	Since July 2018

Under the heading “Sub-Advisers,” the disclosure pertaining to Pacific Investment Management Company LLC for the Medium-Duration Bond Fund, on page 173, is deleted in its entirety and replaced with the following:

Pacific Investment Management Company LLC (“PIMCO”), 650 Newport Center Drive, Newport Beach, California 92660: PIMCO, an institutional money management firm, was founded in 1971 to provide specialty management of fixed-income portfolios. PIMCO was one of the first investment managers to specialize in fixed-income and has successfully managed a total return strategy on behalf of clients since the 1970s. PIMCO had assets under management of approximately $1.71 trillion as of June 30, 2018. Scott A. Mather is the Chief Investment Officer - U.S. Core Strategies and a Managing Director in the Newport Beach office. Previously, Mr. Mather was head of global portfolio management. He has over 20 years of investment experience and joined PIMCO in 1998. Mr. Mather is responsible for the day-to-day management of an assigned portion of the Medium-Duration Bond Fund.

II.        PORTFOLIO MANAGER CHANGE FOR THE STRATEGIC ALTERNATIVES FUND AND THE DEFENSIVE

MARKET STRATEGIES FUND

Effective August 20, 2018, Alex Zweber, CFA, no longer serves as a portfolio manager to the respective portions of the Strategic Alternatives Fund and the Defensive Market Strategies Fund assigned to Parametric Portfolio Associates LLC. All references to Mr. Zweber are deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

i

GUIDESTONE FUNDS

Supplement dated August 14, 2018

to

Statement of Additional Information (“SAI”) dated May 1, 2018

This supplement provides new information beyond that contained in the SAI. It should be retained and read in conjunction with the SAI.

I.        PORTFOLIO MANAGER CHANGE FOR THE MEDIUM-DURATION BOND FUND

The “Other Accounts Managed” chart, beginning on page 73, is amended as follows to update the information for Pacific Investment Management Company LLC. This information is current as of December 31, 2017, except as noted.

	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.

For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Sub-Adviser Portfolio Managers	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Pacific Investment Management Company LLC
Scott A. Mather*	22	$ 113,344	20	$ 12,804	81	$ 26,181	N/A	N/A	N/A	N/A	5	$ 2,469
Jerome Schneider	20	$ 80,565	9	$ 11,627	45	$ 35,950	N/A	N/A	N/A	N/A	1	$ 1,484

*Information is current as of June 30, 2018.

II.  PORTFOLIO MANAGER CHANGE FOR THE STRATEGIC ALTERNATIVES FUND AND THE DEFENSIVE MARKET STRATEGIES FUND

Effective August 20, 2018, Alex Zweber, CFA, no longer serves as a portfolio manager to the respective portions of the Strategic Alternatives Fund and the Defensive Market Strategies Fund assigned to Parametric Portfolio Associates LLC. All references to Mr. Zweber are deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

i